Schedule of Investments (unaudited)
June 30, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.(a)(b)	115,427	$ 22,522,116
General Dynamics Corp.	196,030	42,175,855
L3Harris Technologies, Inc.	156,363	30,611,185
Lockheed Martin Corp.	263,151	121,149,457
Northrop Grumman Corp.	169,006	77,032,935
TransDigm Group, Inc.	40,014	35,779,318
		329,270,866
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	103,802	9,793,719
Expeditors International of Washington, Inc.	251,242	30,432,943
		40,226,662
Automobiles — 3.5%
Tesla, Inc.(a)	4,430,119	1,159,672,251
Beverages — 2.4%
Brown-Forman Corp., Class B, NVS	164,309	10,972,555
Coca-Cola Co.	4,157,375	250,357,123
Constellation Brands, Inc., Class A	149,365	36,763,207
Keurig Dr Pepper, Inc.	699,311	21,867,455
Monster Beverage Corp.(a)	1,251,809	71,903,909
PepsiCo, Inc.	2,265,451	419,606,834
		811,471,083
Biotechnology — 3.4%
AbbVie, Inc.	2,901,178	390,875,712
Amgen, Inc.	878,648	195,077,429
Biogen, Inc.(a)	111,199	31,675,035
Gilead Sciences, Inc.	2,048,857	157,905,409
Incyte Corp.(a)	303,983	18,922,942
Moderna, Inc.(a)(b)	539,101	65,500,771
Regeneron Pharmaceuticals, Inc.(a)(b)	177,413	127,478,337
Vertex Pharmaceuticals, Inc.(a)	423,515	149,039,164
		1,136,474,799
Broadline Retail — 2.7%
Amazon.com, Inc.(a)	6,752,173	880,213,272
Etsy, Inc.(a)	120,640	10,207,351
		890,420,623
Building Products — 0.0%
Masco Corp.	261,361	14,996,894
Capital Markets — 0.9%
Ameriprise Financial, Inc.	171,315	56,903,990
Cboe Global Markets, Inc.	116,964	16,142,202
Charles Schwab Corp.	1,441,779	81,720,034
FactSet Research Systems, Inc.	37,817	15,151,381
MarketAxess Holdings, Inc.	30,151	7,882,074
Moody’s Corp.	121,686	42,312,656
MSCI, Inc., Class A	74,913	35,155,922
Nasdaq, Inc.	357,512	17,821,973
Raymond James Financial, Inc.	313,624	32,544,763
		305,634,995
Chemicals — 1.4%
Air Products & Chemicals, Inc.	364,650	109,223,614
Albemarle Corp.(b)	192,612	42,969,811
CF Industries Holdings, Inc.	322,485	22,386,909
Corteva, Inc.	809,137	46,363,550
FMC Corp.	207,285	21,628,117
Linde PLC	491,107	187,151,056
Mosaic Co.	546,116	19,114,060
		448,837,117
Security	Shares	Value
Commercial Services & Supplies — 0.6%
Cintas Corp.	83,672	$ 41,591,678
Copart, Inc.(a)	704,312	64,240,298
Republic Services, Inc.	185,930	28,478,898
Rollins, Inc.	378,415	16,207,514
Waste Management, Inc.	360,470	62,512,707
		213,031,095
Communications Equipment — 0.3%
Arista Networks, Inc.(a)(b)	410,610	66,543,456
Motorola Solutions, Inc.	151,174	44,336,311
		110,879,767
Construction & Engineering — 0.1%
Quanta Services, Inc.	238,734	46,899,294
Construction Materials — 0.1%
Vulcan Materials Co.	129,111	29,106,784
Consumer Finance — 0.3%
American Express Co.	478,718	83,392,676
Discover Financial Services	242,193	28,300,252
		111,692,928
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	481,268	259,105,066
Dollar General Corp.	360,304	61,172,413
Dollar Tree, Inc.(a)	341,307	48,977,554
		369,255,033
Distributors — 0.1%
Genuine Parts Co.	166,800	28,227,564
Pool Corp.	40,206	15,062,776
		43,290,340
Electric Utilities — 0.2%
NRG Energy, Inc.	176,783	6,609,917
PG&E Corp.(a)	2,645,969	45,722,344
		52,332,261
Electrical Equipment — 0.1%
AMETEK, Inc.	188,960	30,588,845
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	977,931	83,075,238
CDW Corp.	140,357	25,755,510
Keysight Technologies, Inc.(a)	158,772	26,586,371
		135,417,119
Energy Equipment & Services — 0.2%
Schlumberger NV	1,242,210	61,017,355
Entertainment — 0.3%
Activision Blizzard, Inc.(a)	690,596	58,217,243
Electronic Arts, Inc.	291,375	37,791,337
		96,008,580
Financial Services — 3.9%
Fiserv, Inc.(a)	700,425	88,358,614
FleetCor Technologies, Inc.(a)(b)	63,865	16,035,224
Jack Henry & Associates, Inc.	120,187	20,110,891
Mastercard, Inc., Class A	1,375,961	541,165,461
Visa, Inc., Class A	2,660,976	631,928,580
		1,297,598,770
Food Products — 1.0%
Archer-Daniels-Midland Co.	439,774	33,229,323
Bunge Ltd.	101,074	9,536,332
Campbell Soup Co.	193,422	8,841,320
General Mills, Inc.	659,567	50,588,789
Hershey Co.	241,527	60,309,292

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Hormel Foods Corp.	344,472	$ 13,854,664
Kellogg Co.	232,578	15,675,757
Lamb Weston Holdings, Inc.	237,166	27,262,232
McCormick & Co., Inc., NVS	211,135	18,417,306
Mondelez International, Inc., Class A	1,208,409	88,141,352
		325,856,367
Gas Utilities — 0.1%
Atmos Energy Corp.	143,993	16,752,146
Ground Transportation — 0.7%
CSX Corp.	1,604,712	54,720,679
JB Hunt Transport Services, Inc.	136,444	24,700,457
Old Dominion Freight Line, Inc.(b)	148,797	55,017,691
Union Pacific Corp.	501,293	102,574,574
		237,013,401
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	1,489,556	162,391,395
Boston Scientific Corp.(a)	1,247,721	67,489,229
Dexcom, Inc.(a)	637,417	81,914,459
Hologic, Inc.(a)	405,590	32,840,622
IDEXX Laboratories, Inc.(a)	66,765	33,531,386
Insulet Corp.(a)(b)	114,072	32,891,521
Intuitive Surgical, Inc.(a)(b)	282,328	96,539,236
ResMed, Inc.	130,138	28,435,153
		536,033,001
Health Care Providers & Services — 3.6%
Cigna Group	238,406	66,896,724
Elevance Health, Inc.	389,821	173,193,572
HCA Healthcare, Inc.	183,213	55,601,481
Humana, Inc.	131,505	58,799,831
McKesson Corp.	103,375	44,173,171
Molina Healthcare, Inc.(a)	96,010	28,922,052
Quest Diagnostics, Inc.	120,833	16,984,287
UnitedHealth Group, Inc.	1,530,967	735,843,979
		1,180,415,097
Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.(a)(b)	45,361	97,027,179
Domino’s Pizza, Inc.	26,560	8,950,454
Hilton Worldwide Holdings, Inc.	209,482	30,490,105
Marriott International, Inc., Class A	216,243	39,721,677
McDonald’s Corp.	744,347	222,120,588
Starbucks Corp.	964,209	95,514,544
Yum! Brands, Inc.	294,768	40,840,106
		534,664,653
Household Durables — 0.1%
DR Horton, Inc.	256,029	31,156,169
Household Products — 1.3%
Clorox Co.	90,757	14,433,993
Colgate-Palmolive Co.	750,265	57,800,416
Kimberly-Clark Corp.	266,273	36,761,650
Procter & Gamble Co.	2,132,271	323,550,802
		432,546,861
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	650,476	13,484,367
Insurance — 1.8%
Aon PLC, Class A	221,657	76,515,996
Arch Capital Group Ltd.(a)	612,408	45,838,739
Arthur J. Gallagher & Co.	225,424	49,496,348
Brown & Brown, Inc.	226,755	15,609,814
Security	Shares	Value
Insurance (continued)
Chubb Ltd.	389,085	$ 74,922,207
Everest Group Ltd.	40,895	13,980,365
Globe Life, Inc.	103,137	11,305,878
Marsh & McLennan Cos., Inc.	521,124	98,013,002
Principal Financial Group, Inc.	229,057	17,371,683
Progressive Corp.	960,639	127,159,784
Travelers Cos., Inc.	204,671	35,543,166
W R Berkley Corp.(b)	330,189	19,666,057
		585,423,039
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A(a)	9,769,315	1,169,387,006
Alphabet, Inc., Class C, NVS(a)	8,403,453	1,016,565,709
		2,185,952,715
IT Services — 0.7%
Accenture PLC, Class A	508,858	157,023,402
EPAM Systems, Inc.(a)	64,428	14,480,193
Gartner, Inc.(a)	129,800	45,470,238
VeriSign, Inc.(a)(b)	73,751	16,665,513
		233,639,346
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	291,853	35,095,323
Bio-Techne Corp.	123,051	10,044,653
Danaher Corp.	1,092,052	262,092,480
IQVIA Holdings, Inc.(a)(b)	146,461	32,920,039
Mettler-Toledo International, Inc.(a)	23,686	31,067,505
Thermo Fisher Scientific, Inc.	634,283	330,937,156
Waters Corp.(a)(b)	97,700	26,040,958
		728,198,114
Machinery — 1.3%
Caterpillar, Inc.	508,467	125,108,305
Cummins, Inc.	118,138	28,962,712
Deere & Co.	443,416	179,667,729
IDEX Corp.	70,968	15,276,572
Illinois Tool Works, Inc.	232,659	58,201,976
Snap-on, Inc.	49,522	14,271,745
		421,489,039
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,356,884	94,275,360
Nucor Corp.	413,105	67,740,958
Steel Dynamics, Inc.	264,060	28,764,056
		190,780,374
Multi-Utilities — 0.2%
Sempra	309,924	45,121,835
WEC Energy Group, Inc.	269,844	23,811,035
		68,932,870
Oil, Gas & Consumable Fuels — 6.2%
APA Corp.	507,454	17,339,703
Chevron Corp.	2,865,644	450,909,083
ConocoPhillips	1,989,813	206,164,525
Coterra Energy, Inc.	1,245,552	31,512,466
Devon Energy Corp.	1,055,205	51,008,610
Diamondback Energy, Inc.	297,778	39,116,118
EOG Resources, Inc.	964,527	110,380,470
EQT Corp.	594,685	24,459,394
Exxon Mobil Corp.	6,648,258	713,025,670
Hess Corp.	456,196	62,019,846
Marathon Oil Corp.	1,015,577	23,378,583
Marathon Petroleum Corp.	334,879	39,046,891
Occidental Petroleum Corp.	1,181,490	69,471,612

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	734,567	$ 45,337,475
Pioneer Natural Resources Co.	384,348	79,629,219
Targa Resources Corp.	372,377	28,337,890
Williams Cos., Inc.	2,001,241	65,300,494
		2,056,438,049
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	3,454,603	220,921,862
Eli Lilly & Co.	1,296,024	607,809,335
Johnson & Johnson	2,649,470	438,540,274
Merck & Co., Inc.	4,172,530	481,468,237
Pfizer, Inc.	9,283,066	340,502,861
		2,089,242,569
Professional Services — 0.9%
Automatic Data Processing, Inc.	680,679	149,606,437
Broadridge Financial Solutions, Inc.	93,175	15,432,575
Equifax, Inc.(b)	98,949	23,282,700
Leidos Holdings, Inc.	146,885	12,996,385
Paychex, Inc.	300,442	33,610,447
Paycom Software, Inc.	79,276	25,466,622
Verisk Analytics, Inc.	109,514	24,753,449
		285,148,615
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)	668,340	59,482,260
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(a)	1,430,620	162,961,924
Analog Devices, Inc.	391,830	76,332,402
Applied Materials, Inc.	1,389,692	200,866,082
Broadcom, Inc.	411,343	356,811,259
Enphase Energy, Inc.(a)	225,352	37,741,953
First Solar, Inc.(a)	163,225	31,027,440
KLA Corp.	225,607	109,423,907
Lam Research Corp.	220,918	142,019,345
Microchip Technology, Inc.	440,473	39,461,976
Monolithic Power Systems, Inc.	74,080	40,020,238
NVIDIA Corp.	4,066,779	1,720,328,853
NXP Semiconductors NV	251,207	51,417,049
ON Semiconductor Corp.(a)	710,725	67,220,371
QUALCOMM, Inc.	1,832,333	218,120,920
SolarEdge Technologies, Inc.(a)(b)	91,847	24,711,435
Teradyne, Inc.(b)	124,769	13,890,533
Texas Instruments, Inc.	940,293	169,271,546
		3,461,627,233
Software — 10.9%
Adobe, Inc.(a)	354,504	173,348,911
Autodesk, Inc.(a)(b)	195,093	39,917,979
Cadence Design Systems, Inc.(a)	448,389	105,156,188
Fair Isaac Corp.(a)(b)	41,447	33,539,327
Fortinet, Inc.(a)(b)	1,071,664	81,007,082
Gen Digital, Inc.	490,631	9,101,205
Intuit, Inc.	244,935	112,226,768
Microsoft Corp.	7,091,558	2,414,959,161
Oracle Corp.	1,493,000	177,801,370
Palo Alto Networks, Inc.(a)	497,601	127,142,032
PTC, Inc.(a)	174,559	24,839,746
ServiceNow, Inc.(a)	335,018	188,270,065
Synopsys, Inc.(a)	250,330	108,996,185
Tyler Technologies, Inc.(a)(b)	32,028	13,338,701
		3,609,644,720
Security	Shares	Value
Specialized REITs — 0.7%
American Tower Corp.	405,552	$ 78,652,755
Extra Space Storage, Inc.	110,668	16,472,932
Iron Mountain, Inc.	299,385	17,011,056
Public Storage	161,081	47,016,322
SBA Communications Corp.	99,340	23,023,038
VICI Properties, Inc.	943,471	29,653,293
Weyerhaeuser Co.	684,641	22,942,320
		234,771,716
Specialty Retail — 2.3%
AutoZone, Inc.(a)(b)	30,258	75,444,087
Home Depot, Inc.	882,560	274,158,438
Lowe’s Cos., Inc.	676,638	152,717,197
O’Reilly Automotive, Inc.(a)	100,100	95,625,530
TJX Cos., Inc.	1,211,833	102,751,320
Tractor Supply Co.	181,586	40,148,665
Ulta Beauty, Inc.(a)(b)	82,360	38,758,204
		779,603,441
Technology Hardware, Storage & Peripherals — 14.2%
Apple Inc.	24,312,251	4,715,847,326
Tobacco — 0.6%
Altria Group, Inc.	1,527,397	69,191,084
Philip Morris International, Inc.	1,374,891	134,216,860
		203,407,944
Trading Companies & Distributors — 0.3%
Fastenal Co.	458,662	27,056,471
WW Grainger, Inc.	73,415	57,894,335
		84,950,806
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	644,025	89,455,072
Total Long-Term Investments — 99.8% (Cost: $22,968,352,344)		33,126,080,771
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	102,191,445	102,211,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	55,567,260	55,567,260
Total Short-Term Securities — 0.5% (Cost: $157,746,678)		157,779,143
Total Investments — 100.3% (Cost: $23,126,099,022)		33,283,859,914
Liabilities in Excess of Other Assets — (0.3)%		(84,612,707)
Net Assets — 100.0%		$ 33,199,247,207
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 237,690,559	$ —	$ (135,471,330) (a)	$ (15,089)	$ 7,743	$ 102,211,883	102,191,445	$ 108,658 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	41,154,407	14,412,853 (a)	—	—	—	55,567,260	55,567,260	655,327	—
				$ (15,089)	$ 7,743	$ 157,779,143		$ 763,985	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	294	09/15/23	$ 65,977	$ 2,002,823
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 33,126,080,771	$ —	$ —	$ 33,126,080,771
Short-Term Securities
Money Market Funds	157,779,143	—	—	157,779,143
	$ 33,283,859,914	$ —	$ —	$ 33,283,859,914
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,002,823	$ —	$ —	$ 2,002,823
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s